Expenses by nature - Schedule of income statement items by nature of cost (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Consulting and other purchased services	€ 80,988	€ 141,631	€ 169,158
Cost of services and change in inventory	11,417	190,086	105,648
Employee benefit expense other than share-based compensation	72,997	56,393	85,334
Share-based compensation expense	6,276	(5,215)	14,678
Raw materials and consumables used	14,113	12,723	14,676
Depreciation and amortization and impairment	16,853	44,285	14,281
Building and energy costs	13,088	14,696	10,960
Supply, office and IT costs	11,663	11,739	7,409
License fees and royalties	5,492	6,830	4,865
Advertising costs	13,361	7,343	2,176
Warehousing and distribution costs	3,939	1,898	1,419
Travel and transportation costs	2,700	2,208	538
Other expenses	4,432	2,329	1,309
OPERATING EXPENSES	€ 257,320	€ 486,945	€ 432,452